Fair value of financial instrument - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 94,039,000,000	$ 95,023,000,000
Loans	576,818,000,000	542,617,000,000
Deposits	837,046,000,000	789,635,000,000
Derivative related liabilities	90,238,000,000	92,127,000,000
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value assets	2,967,000,000	3,603,000,000
Fair value liabilities	1,596,000,000	1,867,000,000
Auction Rate Securities [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
U.S. state, municipal and agencies debt	45,000,000	508,000,000
Asset-backed securities	110,000,000	197,000,000
Corporate Debt [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt and other debt	28,000,000	33,000,000
Loans	551,000,000	179,000,000
Government Debt and Municipal Bonds [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
U.S. state, municipal and agencies debt	21,000,000
Corporate debt and other debt	185,000,000	793,000,000
Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equities	1,385,000,000	1,136,000,000
Derivative related liabilities	24,000,000	97,000,000
Loan substitute securities		4,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	260,000,000	415,000,000
Derivative related liabilities	$ 740,000,000	$ 843,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member] | Interest rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | CPI swap rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | IR-IR correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | FX-IR correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | FX-FX correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 281,000,000	$ 302,000,000
Deposits	390,000,000	465,000,000
Derivative related liabilities	$ 328,000,000	$ 369,000,000
Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member] | Dividend yields [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Lower	Lower
Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | Equity (EQ)-EQ correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Middle	Middle
Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | EQ-FX correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Middle	Middle
Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | EQ volatilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Upper	Lower
Other [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Asset-backed securities		$ 6,000,000
Derivative related assets	$ 36,000,000	30,000,000
Other assets	65,000,000
Deposits	(5,000,000)
Derivative related liabilities	51,000,000	69,000,000
Other liabilities	$ 68,000,000	$ 24,000,000
Bottom of range [member] | Auction Rate Securities [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount margins	1.32%	1.13%
Default rates	3.00%	3.00%
Prepayment rates	4.00%	4.00%
Recovery rates	96.50%	40.00%
Bottom of range [member] | Corporate Debt [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	0.90%	1.11%
Credit enhancement	11.80%	12.82%
Bottom of range [member] | Corporate Debt [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 72.00	$ 20.00
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	3.50%	0.17%
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 65.50	$ 63.43
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	0.90X	1.50 X
Liquidity discounts	10.00%	15.00%
Discount rate	10.52%	11.00%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	9.10X	4.80 X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	6.16X	9.30 X
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	2.30%	2.23%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.90%	1.72%
IR-IR correlations	19.00%	19.00%
FX-IR correlations	29.00%	29.00%
FX-FX correlations	68.00%	68.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	0.30%	0.02%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	(55.00%)	15.00%
EQ-FX correlations	(71.40%)	(70.00%)
EQ volatilities	8.00%	3.00%
Top of range [member] | Auction Rate Securities [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount margins	2.70%	2.95%
Default rates	3.00%	3.40%
Prepayment rates	5.50%	10.00%
Recovery rates	97.50%	97.50%
Top of range [member] | Corporate Debt [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	11.30%	11.59%
Credit enhancement	15.80%	17.10%
Top of range [member] | Corporate Debt [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 123.06	$ 119.30
Top of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	7.60%	13.04%
Top of range [member] | Government Debt and Municipal Bonds [Member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 100.00	$ 93.29
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	6.63X	9.51 X
Liquidity discounts	40.00%	40.00%
Discount rate	10.52%	11.00%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	26.41X	27.40 X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	17.80X	16.60 X
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	3.00%	2.56%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	2.10%	1.90%
IR-IR correlations	67.00%	67.00%
FX-IR correlations	56.00%	56.00%
FX-FX correlations	68.00%	68.00%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	8.40%	10.49%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	100.00%	97.34%
EQ-FX correlations	30.50%	39.10%
EQ volatilities	164.00%	110.00%
Weighted average [member] | Auction Rate Securities [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount margins	1.95%	1.71%
Default rates	3.00%	3.00%
Prepayment rates	4.56%	4.29%
Recovery rates	96.59%	95.95%
Weighted average [member] | Corporate Debt [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	4.50%	6.35%
Credit enhancement	13.10%	14.16%
Weighted average [member] | Corporate Debt [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 103.84	$ 113.77
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	5.75%	3.22%
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 66.41	$ 64.18
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	4.86X	5.75 X
Liquidity discounts	18.27%	25.24%
Discount rate	10.52%	11.00%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	18.26X	19.42 X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	14.46X	13.32 X